COMMITMENTS AND CONTINGENCIES - Narrative (Details) (Successor, USD $)	3 Months Ended			12 Months Ended
	Dec. 26, 2014		Sep. 27, 2013	Dec. 26, 2014	Dec. 27, 2013		Dec. 28, 2012
Loss Contingencies [Line Items]
Other commitment	$ 6,000,000			$ 6,000,000
Contingent liability for outstanding letters of credit	11,300,000			11,300,000			10,500,000
Litigation-related accrual	39,900,000	[1]		39,900,000 [1]	20,500,000	[1]
Selling, general and administrative expenses
Loss Contingencies [Line Items]
Litigation settlement, expense			20,500,000	19,500,000
Litigation settlement, amount	$ 40,000,000

[1]	Represents amounts recorded in conjunction with the Craftwood Matter, as defined in Note 15. Commitments and Contingencies.